Commitments and Contingencies (Details) - USD ($)	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments and Contingencies (Details) [Line Items]
Base offering	3.50%
Gross proceeds	5.50%
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional purchase of shares (in Shares)	4,500,000	4,500,000
Underwriting discount per unit (in Dollars per share)	$ 0.2
Underwriting discount	$ 6,000,000	$ 6,000,000
Deferred underwriting fees	$ 100,000	$ 100,000